Note 8 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 1,043
2018	795
2019	547
2020	97,237
2021 and thereafter	$ 151,287